Financial Instruments and Risks Management - Price Risk Sensitivity Analysis (Details) - Commodity price risk - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Embedded Derivative | Probable
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	R$ 268,547,000
Embedded Derivative | Possible (25%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	107,815,000
Embedded Derivative | Remote (50%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	220,514,000
Oil derivative | Probable
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	(92,000)
Oil derivative | Possible (25%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	478,000
Oil derivative | Remote (50%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	864,000
Oil derivative | Bunker oil
Financial Instruments and Risks Management
Risk exposure	R$ 364	R$ 5,344,000